                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PAR
Amount
(000)     Description                                                                      Coupon        Maturity     Value
          MUNICIPAL BONDS    157.7%
          ALABAMA    3.4%
$1,000    Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)                             5.625%      09/01/24     $  1,085,070
 4,000    Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth
          Sys Inc Ser A                                                                      5.000       11/15/30        3,924,440
 1,550    Birmingham, AL Arpt Auth Arpt Rev Rfdg (AMT) (AMBAC Insd) (a)                      5.500       07/01/14        1,625,640
 2,090    Elmore Cnty, AL Ltd Oblig Sch Wts (FSA Insd) (a)                                   5.000       02/01/22        2,205,410
 4,250    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                          5.250       01/01/23        4,497,860
 1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                          5.000       01/01/24        1,032,950
 2,335    Marshall Cnty, AL Hlthcare Ser C                                                   6.000       01/01/32        2,489,787
     5    Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg        6.950       01/01/20              473
 2,000    Montgomery, AL Wt (AMBAC Insd)                                                     5.250       05/01/20        2,175,100
                                                                                                                      ------------
                                                                                                                        19,036,730
                                                                                                                      ------------

          ALASKA    0.2%
 1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                   5.250       12/01/41        1,052,250
                                                                                                                      ------------

          ARIZONA    4.4%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj                           6.250       09/01/32        1,511,868
 2,900    Arizona Tourism & Sports Auth Multi Purp Stad Fac Ser A (MBIA Insd)                5.375       07/01/22        3,143,948
 1,500    Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)                                      5.375       06/01/19        1,627,845
 2,875    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)                     5.375       07/01/29        2,905,992
   610    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson
          Ser A Rfdg (FSA Insd)                                                              7.250       07/15/10          618,753
14,840    University Med Ctr Corp AZ Hosp Rev                                                5.000       07/01/35       14,855,879
                                                                                                                      ------------
                                                                                                                        24,664,285
                                                                                                                      ------------

          CALIFORNIA    17.8%
 2,630    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj Ser C
          (FSA Insd)                                                                             *       09/01/20        1,384,616
 2,400    Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A (XLCA Insd)                5.250       09/01/29        2,545,320
 2,000    California Cnty, CA Tob Securitization Agy Asset Bkd Sonoma Cnty Corp Rfdg         5.125       06/01/38        1,950,520
 1,050    California Cnty, CA Tob Securitization Agy Asset Bkd Merced Cnty Ser A Rfdg        5.125       06/01/38        1,024,023

 1,750    California Cnty, CA Tob Securitization Agy Asset Bkd Sonoma Cnty Corp Rfdg         5.250       06/01/45        1,719,847
 2,000    California Edl Fac Auth Rev Occidental College Ser A (MBIA Insd)                   5.000       10/01/30        2,095,940
 5,000    California Edl Fac Auth Rev Pomona College Ser A                                   5.000       07/01/45        5,168,650
15,000    California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                         5.000       11/15/34       15,194,850
 2,000    California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mngmt Inc Proj
          Ser B (AMT)                                                                        5.000       07/01/27        1,997,300
    20    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
          (GNMA Collateralized)                                                              7.800       02/01/28           20,411
 4,500    California St (AMBAC Insd)                                                         5.125       10/01/27        4,647,780
 5,770    California St                                                                      5.000       02/01/33        5,928,848
 2,000    California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)                      5.750       05/01/17        2,262,420
 3,500    California St Pub Wks Brd Lease Rev Dept Corrections Ser C                         5.250       06/01/28        3,675,000
 2,000    California St Pub Wks Brd Lease Rev Dept Mental Hlth Coalinga Ser A                5.000       06/01/25        2,072,240
 7,750    California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A           5.250       07/01/30        7,955,297
 5,000    California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A             5.000       03/01/30        5,063,550
 3,000    California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A             5.000       03/01/35        3,037,230
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                           *       01/15/25        1,702,450
 4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien Ser A
          (Escrowed to Maturity)                                                             7.050       01/01/10        4,534,960
 3,200    Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser A1 (AMBAC Insd)        5.000       08/01/40        3,269,184
 1,500    Los Angeles Cnty, CA Metro Tran Auth Sales Tax Rev Prop C Second Tier Sr
          Ser A Rfdg (AMBAC Insd)                                                            5.000       07/01/23        1,561,905
 3,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                      5.250       07/01/19        3,272,490
 9,500    San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)                  5.000       06/01/32        9,740,730
 1,500    San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin Proj
          Ser C (AMBAC Insd)                                                                 5.000       08/01/38        1,549,740
 2,400    Tobacco Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A-1         5.375       06/01/38        2,415,576
 1,600    Tobacco Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A-1         5.500       06/01/45        1,607,408
 1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                             5.375       10/15/34        1,625,888
                                                                                                                      ------------
                                                                                                                        99,024,173
                                                                                                                      ------------

          COLORADO    3.1%
 3,000    Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
          (Escrowed to Maturity)                                                             5.500       03/01/32        3,260,160
 2,500    Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc                           5.000       12/01/35        2,459,825

 3,700    Colorado Hlth Fac Auth Rev Evangelical Lutheran                                    5.000       06/01/35        3,727,972
 1,000    Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
          (Prerefunded @ 11/15/11)                                                           6.500       11/15/31        1,154,700
 1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg Ser B2 (AMT) (FHA Gtd)              5.800       10/01/28        1,023,510
   101    Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                            7.250       05/01/27          101,851
    60    Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                            7.550       11/01/27           60,525
 1,000    Denver, CO City & Cnty Arpt Rev Ser B (AMT) (MBIA Insd)                            6.250       11/15/07        1,040,410
 1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (AMT) (FHA Gtd)                   5.950       07/01/28        1,032,979
   530    Highlands Ranch Metro Dist No 2 CO (FSA Insd) (Escrowed to Maturity)               6.500       06/15/11          606,028
   470    Highlands Ranch Metro Dist No 2 CO (FSA Insd)                                      6.500       06/15/11          536,731
 1,500    Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Rfdg                                  5.500       12/01/37        1,547,580
   590    Weld & Adams Cntys, CO Sch Dist No 003 (FSA Insd)                                  5.000       12/15/23          624,409
                                                                                                                      ------------
                                                                                                                        17,176,680
                                                                                                                      ------------

          CONNECTICUT    2.1%
 2,040    Bridgeport, CT Ser A (MBIA Insd) (a)                                               5.250       08/15/21        2,214,440
 6,500    Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT) (ACA Insd)          6.600       07/01/24        7,084,220
 1,000    Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 07/01/10)                            6.400       07/01/20        1,112,710
 1,000    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A -
          Private Placement (b)                                                              6.400       09/01/11        1,033,600
                                                                                                                      ------------
                                                                                                                        11,444,970
                                                                                                                      ------------

          DISTRICT OF COLUMBIA    2.1%
 2,500    District Columbia Rev Gonzaga College (FSA Insd)                                   5.250       07/01/32        2,638,650
 8,850    Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)                   5.250       10/01/32        9,160,015
                                                                                                                      ------------
                                                                                                                        11,798,665
                                                                                                                      ------------

          FLORIDA    1.8%
   460    Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)        5.950       07/01/20          487,701
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                     5.000       11/15/35        1,015,790
 1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                   5.500       11/15/32        1,044,640
 2,100    Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)                     5.375       10/01/27        2,200,254
 2,500    Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)                     5.375       10/01/32        2,606,650
   215    North Broward, FL Hosp Dist Rev Impt                                               6.000       01/15/31          228,588
 2,160    North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 01/15/11)                      6.000       01/15/31        2,411,942
                                                                                                                      ------------
                                                                                                                         9,995,565
                                                                                                                      ------------

          GEORGIA    3.5%
 1,000    Atlanta, GA Arpt Rev Ser B (AMT) (FGIC Insd)                                       5.625       01/01/30        1,048,090
 1,677    Fulton Cnty, GA Lease Rev (Acquired 12/23/1994, Cost $1,676,876) (c)               7.250       06/15/10        1,733,370
 7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                                   6.500       01/01/20        8,729,770
 3,770    Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer Ser A         6.800       01/01/12        4,332,899
 2,500    Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                   5.250       11/01/21        2,686,625
 1,000    Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (XLCA Insd)                            5.250       07/01/25        1,058,770
                                                                                                                      ------------
                                                                                                                        19,589,524
                                                                                                                      ------------

          ILLINOIS    9.5%
 3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                                           *       01/01/30        1,035,075
 3,150    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
          (MBIA Insd)                                                                        5.375       01/01/32        3,291,813
 6,000    Chicago, IL O'Hare Intl Arpt Rev Rols RR II R 494-1 (MBIA Insd)
          (Inverse Fltg) (Acquired 12/16/2005, Cost $6,734,908) (c)                          5.250       01/01/24        6,919,800
 2,500    Chicago, IL Pk Dist Ser C (FGIC Insd)                                              5.500       01/01/19        2,705,575
    20    Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)                7.000       09/01/27           20,072
    10    Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)                7.625       09/01/27           10,036
 4,500    Cook Cnty, IL Cap Impt Ser A (FGIC Insd)                                           5.000       11/15/23        4,736,295
 6,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                  5.500       08/15/43        6,382,020
 3,630    Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B
          (FGIC Insd) (a)                                                                    5.250       10/01/20        3,916,153
 1,925    Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B (FGIC Insd)        5.250       10/01/21        2,074,399
 1,250    Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
          Proj (FGIC Insd)                                                                   5.375       12/15/18        1,333,250
 2,000    Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
          Proj (FGIC Insd)                                                                   5.500       12/15/24        2,149,780
 6,000    Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
          Ser A (MBIA Insd)                                                                  5.250       06/15/42        6,270,960
 5,000    Regional Tran Auth IL Ser B (AMBAC Insd)                                           8.000       06/01/17        6,708,150
 5,000    University IL Univ Rev Auxiliary Sys Fac Ser A Rfdg (AMBAC Insd)                   5.000       04/01/30        5,119,600
                                                                                                                      ------------
                                                                                                                        52,672,978
                                                                                                                      ------------

          INDIANA    3.3%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)                         5.500       01/01/18        1,090,900
 3,270    Allen Cnty, IN War Mem Coliseum Ser A (AMBAC Insd) (a)                             5.500       11/01/16        3,592,749
 8,240    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)                   5.000       05/01/35        8,504,257
 2,000    Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)              7.000       08/15/15        2,354,360
 2,500    Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                             5.950       08/01/30        2,559,900
                                                                                                                      ------------
                                                                                                                        18,102,166
                                                                                                                      ------------

          IOWA    1.3%
 1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd) (a)                               5.750       06/01/17        2,049,459
 2,500    Tobacco Settlement Auth IA Rev Asset Bkd Ser C                                     5.500       06/01/42        2,474,575
 2,500    Tobacco Settlement Auth IA Rev Asset Bkd Ser C                                     5.625       06/01/46        2,495,425
                                                                                                                      ------------
                                                                                                                         7,019,459
                                                                                                                      ------------

          KENTUCKY    0.6%
 1,475    Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A Rfdg
         (AMT) (MBIA Insd)                                                                   6.200       03/01/08        1,550,741
 1,995    Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA Collateralized)                        5.450       01/01/32        2,043,419
                                                                                                                      ------------
                                                                                                                         3,594,160
                                                                                                                      ------------

          LOUISIANA    2.0%
 5,000    Lafayette, LA Utils Rev (MBIA Insd)                                                5.250       11/01/23        5,337,350
   285    Louisiana Hsg Fin Agy Mtg Rev Single Family Access Pgm Ser B (AMT)
          (GNMA Collateralized)                                                              8.000       03/01/25          286,439
 1,980    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
          (GNMA Collateralized)                                                              5.375       10/20/39        2,034,470
 3,000    Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)                        5.750       01/01/12        3,298,110
                                                                                                                      ------------
                                                                                                                        10,956,369
                                                                                                                      ------------

          MARYLAND    2.3%
 2,000    Baltimore, MD Convention Ctr Hotel Rev Sr Ser A (XLCA Insd) (d)                    5.250       09/01/24        2,173,420
 2,050    Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj                  5.625       06/01/35        2,136,633
 2,000    Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                        5.375       08/15/24        2,106,960
 1,200    Maryland St Hlth & Higher Ed Fac Auth Rev Union Hosp Cecil Cnty Issue              5.000       07/01/40        1,223,340
 4,710    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                              5.500       04/01/16        5,089,814
                                                                                                                      ------------
                                                                                                                        12,730,167
                                                                                                                      ------------

          MASSACHUSETTS    4.3%
 3,955    Massachusetts Bay Trans Auth Gen Trans Sys Ser A Rfdg                              5.500       03/01/12        4,280,615
 4,800    Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth Ser D              5.000       07/01/35        4,893,744
 3,000    Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                          5.625       01/01/16        3,280,710
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C                   5.750       07/01/32        1,087,660
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                    6.000       10/01/23        1,000,870
 9,750    Massachusetts St Hlth & Ed Fac Auth Rev Univ of MA Mem Issue Ser D                 5.000       07/01/33        9,670,440
                                                                                                                      ------------
                                                                                                                        24,214,039
                                                                                                                      ------------

          MICHIGAN    1.3%
 3,505    Detroit, MI Wtr Supply Sys Ser B (MBIA Insd) (a)                                   5.250       07/01/18        3,808,253

 3,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                                    6.250       07/01/40        3,262,320
                                                                                                                      ------------
                                                                                                                         7,070,573
                                                                                                                      ------------

          MINNESOTA    2.0%
    10    Chaska, MN Elec Rev Ser A                                                          6.100       10/01/30           10,905
   990    Chaska, MN Elec Rev Ser A (Prerefunded @ 10/01/10)                                 6.100       10/01/30        1,099,474
 1,150    Maple Grove, MN Hlthcare Fac Rev North Mem Hlthcare                                5.000       09/01/35        1,175,610
 2,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj                            6.000       11/15/30        2,357,036
 2,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj                            6.000       11/15/35        2,142,760
 3,875    Saint Paul, MN Port Auth Lease Rev Office Bldg at Cedar Str (a)                    5.250       12/01/19        4,231,810
                                                                                                                      ------------
                                                                                                                        11,017,595
                                                                                                                      ------------

          MISSISSIPPI    0.2%
   745    Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
          (GNMA Collateralized)                                                              7.600       06/01/29          771,224
   300    Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
          (GNMA Collateralized)                                                              7.550       12/01/27          301,746
                                                                                                                      ------------
                                                                                                                         1,072,970
                                                                                                                      ------------

          MISSOURI    1.7%
 2,150    Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                               5.500       06/01/22        2,232,990
 1,345    Kansas City, MO Metro Cmnty Colleges Bldg Corp Rev Leasehold Jr College
          Impt & Rfdg (FGIC Insd)                                                            5.500       07/01/17        1,461,087
 1,375    Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Ser A                    5.375       02/01/35        1,414,517
    25    Saint Louis Cnty, MO Single Family Mtg Rev (MBIA Insd)                             6.900       04/01/16           25,000
 1,210    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)                            5.375       07/01/18        1,307,199
 3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd) (e)                                         6.200       06/01/10        3,251,190
                                                                                                                      ------------
                                                                                                                         9,691,983
                                                                                                                      ------------

          NEVADA    4.2%
15,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                               5.000       07/01/36       15,430,050
 6,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
          (AMBAC Insd)                                                                       5.250       07/01/34        6,233,340
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                               5.125       06/01/32        1,551,915
                                                                                                                      ------------
                                                                                                                        23,215,305
                                                                                                                      ------------

          NEW HAMPSHIRE    0.6%
 1,155    New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                7.000       07/01/30        1,228,747
   845    New Hampshire Hlth & Ed Fac Univ Sys of NH (AMBAC Insd)                            5.500       07/01/15          926,813
 1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMT)
          (AMBAC Insd)                                                                       6.300       05/01/22        1,051,270
                                                                                                                      ------------
                                                                                                                         3,206,830
                                                                                                                      ------------

          NEW JERSEY    12.8%
 5,000    New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA Insd)                             5.000       07/01/22        5,286,400
 2,700    New Jersey Econ Dev Auth Rev Cig Tax                                               5.750       06/15/29        2,851,146
 2,000    New Jersey Econ Dev Auth Rev Cig Tax                                               5.750       06/15/34        2,103,560
 3,000    New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A (MBIA Insd)               5.000       07/01/23        3,165,300
30,000    New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                     5.900       03/15/21       35,795,400
 8,000    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj Ser A (AMT)
          (FGIC Insd)                                                                        6.875       11/01/34        8,102,400
10,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                    5.250       09/01/21       10,769,000
 3,110    Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                   5.250       01/01/20        3,352,860
                                                                                                                      ------------
                                                                                                                        71,426,066
                                                                                                                      ------------

          NEW MEXICO    0.6%
 2,020    University NM Univ Rev Sub Lien Ser A Rfdg (a)                                     5.250       06/01/20        2,176,914
 1,125    University NM Univ Rev Sub Lien Ser A Rfdg                                         5.250       06/01/21        1,208,914
                                                                                                                      ------------
                                                                                                                         3,385,828
                                                                                                                      ------------

          NEW YORK    16.4%
 2,000    Erie Cnty, NY Tobacco Securitization Corp Asset Bkd Ser A                          5.000       06/01/38        1,951,320
11,000    New York City Hsg Dev Corp Multi-Family Rent Hsg Rev Progress of Peoples
          Dev Ser B (AMT) (FNMA Collateralized)                                              4.950       05/15/36       11,022,880
 1,255    New York City Indl Dev Civic YMCA Gtr NY Proj                                      5.800       08/01/16        1,302,590
12,000    New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                            5.000       06/15/39       12,390,120
 6,000    New York City Ser A                                                                7.000       08/01/07        6,195,480
 2,500    New York City Ser H                                                                5.750       03/15/12        2,734,850
 5,000    New York City Sub Ser F-1                                                          5.000       09/01/25        5,210,500
 5,000    New York City Trans Fin Auth Rev Future Tax Secd Ser A Rfdg (f)                 5.500/14.000   11/01/26        5,454,700
 2,525    New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A (FSA Insd)            5.500       05/15/25        2,639,029
 1,625    New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A
          (Prerefunded @ 07/01/10)                                                           6.000       07/01/14        1,810,510
 3,100    New York St Dorm Auth Rev City Univ Sys Cons Ser A                                 5.625       07/01/16        3,487,314
 2,600    New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                      5.750       07/01/13        2,873,260
 3,650    New York St Dorm Auth Rev FHA Montefiore Hosp (FGIC Insd)                          5.000       08/01/33        3,779,758
   500    New York St Dorm Auth Rev Mental Hlth Ser A                                        5.750       08/15/12          521,620
 2,535    New York St Dorm Auth Rev Mental Hlth Ser B                                        5.750       08/15/11        2,640,355
     5    New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A
          (Prerefunded @ 02/15/07)                                                           5.750       08/15/12            5,223
 1,445    New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg (MBIA Insd)                5.750       02/15/17        1,614,267
 2,040    New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                            5.750       02/15/18        2,252,486
 1,095    New York St Dorm Auth Rev Ser B                                                    7.500       05/15/11        1,229,751

   650    New York St Dorm Auth Rev Ser B (Prerefunded @ 05/15/10)                           7.500       05/15/11          741,338
 5,000    New York St Dorm Auth Rev St Univ Ed Fac Ser A                                     5.500       05/15/08        5,225,700
 1,500    New York St Dorm Auth Rev Upstate Cmnty Colleges Ser B                             5.250       07/01/20        1,612,290
 1,000    New York St Dorm Auth Rev Upstate Cmnty Colleges Ser B                             5.250       07/01/21        1,072,660
 1,140    New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                                 5.650       04/01/30        1,152,859
 3,780    New York St Mtg Agy Rev Ser 101 (AMT)                                              5.400       04/01/32        3,875,823
 2,160    New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                               5.500       04/01/16        2,365,027
 4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6 (AMT)
          (MBIA Insd)                                                                        5.750       12/01/22        4,216,120
 2,150    Westchester, Tob Asset Securitization Corp NY                                      5.125       06/01/38        2,123,082
                                                                                                                      ------------
                                                                                                                        91,500,912
                                                                                                                      ------------

          NORTH CAROLINA    7.0%
 5,000    North Carolina Cap Fac Fin Agy Rev Duke Univ Proj Ser A                            5.000       10/01/41        5,180,050
 1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                                6.700       01/01/19        1,649,385
22,000    North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)                 6.000       01/01/12       24,647,260
 7,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                      5.250       01/01/19        7,552,440
                                                                                                                      ------------
                                                                                                                        39,029,135
                                                                                                                      ------------

          NORTH DAKOTA    0.2%
   865    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B (AMT)
          (MBIA Insd)                                                                        5.500       07/01/29          867,777
   415    North Dakota St Hsg Fin Agy Ser C (AMT)                                            5.550       07/01/29          419,229
                                                                                                                      ------------
                                                                                                                         1,287,006
                                                                                                                      ------------

          OHIO    2.5%
 2,335    Cleveland, OH Muni Sch Dist (FSA Insd)                                             5.250       12/01/18        2,542,582
 1,000    Cleveland, OH Muni Sch Dist (FSA Insd)                                             5.250       12/01/24        1,074,950
 1,000    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn
          Proj (AMBAC Insd)                                                                  5.000       08/01/28        1,039,880
 1,500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                     7.500       01/01/30        1,669,965
 2,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                         5.375       10/01/30        2,093,840
 2,450    Lorain Cnty, OH Hosp Rev Catholic Hlthcare Ser A Impt & Rfdg                       5.250       10/01/33        2,544,938
 3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig Rfdg (MBIA Insd)                  6.000       11/15/07        3,120,630
                                                                                                                      ------------
                                                                                                                        14,086,785
                                                                                                                      ------------

          OKLAHOMA    3.5%
 3,410    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd) (a)                                   5.250       07/01/24        3,684,300
 1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                                       5.250       07/01/33        1,583,870
 3,970    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                                  *       02/01/34        1,063,523

 1,100    Oklahoma City, OK Indl & Cultural Fac Tr Rev Dist Heating & Cooling Trigen
          (AMT) (LOC: Societe Generale)                                                      6.750       09/15/17        1,100,627
 2,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                          5.250       10/01/29        2,420,235
 1,065    Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)         5.500       06/01/17        1,165,067
 1,120    Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)         5.500       06/01/18        1,225,235
 1,185    Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)         5.500       06/01/19        1,296,343
 2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
          (AMBAC Insd)                                                                       6.250       11/01/22        2,511,383
 3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd) (a)                                       6.250       06/01/08        3,332,984
                                                                                                                      ------------
                                                                                                                        19,383,567
                                                                                                                      ------------

          OREGON    1.9%
 5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                                   5.250       07/01/22        5,377,350
 5,000    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                        5.250       11/01/18        5,372,350
                                                                                                                      ------------
                                                                                                                        10,749,700
                                                                                                                      ------------

          PENNSYLVANIA    5.7%
 2,295    Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)                                       5.000       11/01/24        2,418,678
 2,650    Central Dauphin, PA Sch Dist (FSA Insd)                                            5.000       12/01/19        2,821,588
 2,210    Chartiers Valley, PA Sch Dist Ser A (FSA Insd) (a)                                 5.250       10/15/19        2,421,143
 1,400    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                                 5.000       12/01/33        1,494,248
 2,750    Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)                    5.250       03/15/19        3,011,058
 6,515    Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd) (a)                5.250       03/15/20        7,124,022
 3,090    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance Seventeenth Ser (FSA Insd)         5.375       07/01/19        3,330,433
 3,000    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)                                     5.375       01/01/21        3,184,260
 5,415    Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (a)                                 5.375       01/01/22        5,734,323
                                                                                                                      ------------
                                                                                                                        31,539,753
                                                                                                                      ------------

          SOUTH CAROLINA    4.0%
 5,000    Charleston Ed Excellecnce Fin Corp SC Rev (Inverse Fltg)
          (Acquired 12/06/2005, Cost $5,468,423) (c)                                         5.250       12/01/26        5,590,050
 5,000    Easley, SC Util Rev Impt & Comb Rfdg (FSA Insd)                                    5.000       12/01/34        5,210,700
 2,000    Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev                                5.250       12/01/30        2,052,560
 5,000    South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
          (AMBAC Insd)                                                                       5.200       11/01/27        5,326,900
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B (AMT)
          (AMBAC Insd)                                                                       5.450       11/01/32        3,945,750
                                                                                                                      ------------
                                                                                                                        22,125,960
                                                                                                                      ------------

          SOUTH DAKOTA    0.7%
 1,375    Deadwood, SD Ctfs Partn (ACA Insd)                                                 6.375       11/01/20        1,505,213
 2,500    South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp & Hlth Sys Ser A             5.250       11/01/34        2,600,250
                                                                                                                      ------------
                                                                                                                         4,105,463
                                                                                                                      ------------

          TENNESSEE    1.3%
 1,750    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Ser A Rfdg         5.125       10/01/35        1,736,683
 2,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Ser B Rfdg              8.000       07/01/33        2,372,520
 1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp Ser B Rfdg (MBIA Insd)            7.750       07/01/29        1,845,090
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser
          A Rfdg (MBIA Insd)                                                                 7.500       07/01/25        1,231,810
                                                                                                                      ------------
                                                                                                                         7,186,103
                                                                                                                      ------------

          TEXAS    14.4%
 2,350    Austin, TX Ctf Oblig (MBIA Insd) (a)                                               5.375       09/01/20        2,551,607
 2,545    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)                             5.375       02/15/17        2,699,711
 8,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)                      5.500       11/01/21        8,645,680
 4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)                     5.750       11/01/30        4,241,960
 5,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT)
          (FGIC Insd) (e)                                                                   5.500       11/01/31        5,754,265
 2,000    Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A
          (Prerefunded @ 06/01/11)                                                           6.375       06/01/29        2,276,040
 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                                       5.500       07/01/20        2,180,640
 3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                           5.625       07/01/30        3,177,420
10,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                           5.125       07/01/32       10,182,200
12,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                          5.250       05/15/21       12,947,640
 2,185    Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
          (FGIC Insd)                                                                        5.000       05/15/24        2,272,247
 2,185    Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
          (FGIC Insd)                                                                        5.000       05/15/25        2,281,009
 4,000    Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
          (FGIC Insd)                                                                        5.000       05/15/33        4,075,040
 1,000    Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg           5.600       03/01/27        1,049,060
 3,000    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                     7.250       01/01/31        3,100,530
10,000    North Cent, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)             5.250       08/15/32       10,443,000
 2,360    University of TX Univ Rev Fin Sys Ser B                                            5.250       08/15/20        2,548,729
                                                                                                                      ------------
                                                                                                                        80,426,778
                                                                                                                      ------------

          UTAH    0.4%
 2,380    Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA Insd)                                    5.000       12/15/33        2,462,015
                                                                                                                      ------------

          VERMONT    0.9%
 5,000    University VT & ST Agric College (MBIA Insd)                                       5.000       10/01/40        5,184,000
                                                                                                                      ------------

          VIRGINIA    0.7%
 2,000    Tobacco Settlement Fin Corp VA Asset Bkd                                           5.500       06/01/26        2,031,200
 1,670    Tobacco Settlement Fin Corp VA Asset Bkd                                           5.625       06/01/37        1,698,958
                                                                                                                      ------------
                                                                                                                         3,730,158
                                                                                                                      ------------

          WASHINGTON    8.3%
 9,850    Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (MBIA Insd)               *       02/01/25        4,044,607
 7,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A (AMT) (MBIA Ins   5.600       01/01/36        8,063,175
 5,000    Energy Northwest WA Elec Rev Columbia Generating Ser A Rfdg (FSA Insd)             5.500       07/01/16        5,489,250
 2,500    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                       5.500       07/01/18        2,733,675
 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)                       6.000       07/01/16        5,646,800
 2,000    Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA Insd)                             5.000       03/01/28        2,082,140
 2,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                       5.625       02/01/24        2,121,220
 2,120    Seattle, WA Muni Lt & Pwr Rev                                                      5.625       12/01/17        2,256,973
 3,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)                   5.250       09/01/33        3,168,240
 4,750    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                      5.750       01/01/14        5,251,790
 1,500    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                                      5.500       01/01/12        1,642,665
   350    Thurston & Pierce Cntys, WA (FSA Insd)                                             5.000       12/01/20          370,507
 5,125    Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C Rfdg (MBIA Insd)          *       07/01/14        3,630,038
                                                                                                                      ------------
                                                                                                                        46,501,080
                                                                                                                      ------------

          WEST VIRGINIA    1.4%
 8,000    Harrison Cnty, WV Cmnty Solid Waste Disp Rev West Penn Pwr Co Proj Ser A (AMT) (   6.875       04/15/22        8,022,400
                                                                                                                      ------------

          WISCONSIN    0.9%
 1,500    Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg (MBIA Insd)    5.500       12/15/20        1,727,490
 3,000    Wisconsin St Hlth & Ed Fac Wheaton Franciscan Svc Rfdg                             5.750       08/15/30        3,188,970
                                                                                                                      ------------
                                                                                                                         4,916,460
                                                                                                                      ------------

          WYOMING    0.2%
 1,000    University WY Univ Rev Fac Impt (FSA Insd)                                         5.500       06/01/18        1,085,090
                                                                                                                      ------------

          PUERTO RICO    2.2%
10,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd) (e)              6.250       07/01/21       12,380,000
                                                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS    157.7%
   (Cost $831,726,862)                                                                                                 878,861,695

Short-Term Investments    2.3%
   (Cost $12,900,000)                                                                                                   12,900,000
                                                                                                                      ------------

TOTAL INVESTMENTS    160.0%
   (Cost $844,626,862)                                                                                                 891,761,695

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                            6,019,668

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.1%)                                                         (340,548,557)
                                                                                                                      ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $557,323,806
                                                                                                                      ============


              Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond

(a)           The Trust owns 100% of the bond issuance.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.6% of net assets applicable to common shares.

(d)           Securities purchased on a when-issued or delayed delivery basis.

(e) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA        -  American Capital Access
AMBAC      -  AMBAC Indemnity Corp.
AMT        -  Alternative Minimum Tax
Connie Lee -  Connie Lee Insurance Co.
FGIC       -  Financial Guaranty Insurance Co.
FHA        -  Federal Housing Administration
FNMA       -  Federal National Mortgage Association
FSA        -  Financial Security Assurance Inc.
GNMA       -  Government National Mortgage Association
LOC        -  Letter of Credit
MBIA       -  Municipal Bond Investors Assurance Corp.
XLCA       -  XL Capital Assurance Inc.


             FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:


                                                                                                UNREALIZED
                                                                                               APPRECIATION/
                                                                                 CONTRACTS     DEPRECIATION

             SHORT CONTRACTS:
             U.S. Treasury Notes 5-Year Futures March 2006  (Current               2,251          $ 817,736
                                                                                   =====          =========
             Notional Value of $105,734 per contract)

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006